Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Deposits [line items]
Payable after notice	$ 190,073
Payable on a fixed date	362,016
Total	750,838	$ 733,390
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	160,381
Payable on a fixed date	249,276
Total	541,589	503,158
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	36
Payable on a fixed date	28,446
Total	60,747	75,675
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	248
Payable on a fixed date	14,729
Total	14,977	20,310
Mexico [member]
Disclosure Of Deposits [line items]
Payable after notice	7,229
Payable on a fixed date	12,664
Total	25,294	23,672
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	5,555
Payable on a fixed date	6,149
Total	17,694	18,738
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	143
Payable on a fixed date	13,364
Total	23,592	22,714
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	4,764
Payable on a fixed date	3,906
Total	9,308	9,846
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	11,717
Payable on a fixed date	33,482
Total	57,637	59,277
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	149,500
Payable on a fixed date	78,646
Total	246,135	224,800
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	39,318
Payable on a fixed date	253,428
Total	464,619	461,851
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	1,255
Payable on a fixed date	29,942
Total	40,084	$ 46,739
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	157,919
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	110,050
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	31,410
Interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	8
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	5,930
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	4,153
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	30
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	6,338
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	8,630
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	140,934
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	8,355
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	40,830
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	21,882
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	855
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	5,393
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	60
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	5,932
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	608
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	6,100
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	9,359
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	30,939
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	$ 532